SUPPLEMENT DATED MAY 5, 2005

TO PROSPECTUS DATED MAY 1, 2005

WRL FREEDOM EQUITY PROTECTOR®

Issued through

WRL Series Life Account

By

Western Reserve Life Assurance Co. of Ohio

The following disclosures supplements the Prospectus:”

The following subaccounts continue to be closed for investing:

Wells S&P REIT Index Sub-Account

However, effective May 4, 2005, the sub-accounts listed below are available for investing, on a limited basis. The subaccounts are available only to owners currently invested in the one of these subaccounts and who have maintained funds in one of these subaccounts constantly since May 1, 2005. This means that, for those qualified, additional premiums and transfers among the AVIT subaccounts is permitted. Transfers out of any and all AVIT subaccounts to non-AVIT subaccounts is permitted. For transfers out of AVIT subaccounts of 100% can be done via standard United States Postal Service First Class Mail or on an expedited basis. However, transfers to the below listed AVIT subaccounts from non-AVIT subaccounts is not permitted unless there exists an investment in any AVIT subaccount. The AVIT subaccounts available, as described above, are as follows:

Potomac OTC Plus Sub-Account

Potomac Small Cap Plus Sub-Account

Potomac Dow 30 Plus Sub-Account

Access U.S. Government Money Market Sub-Account

PLEASE RETAIN THIS WITH YOUR MAY 1, 2005 PRODUCT PROSPECTUS

WRL LETTERHEAD

May 4, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: File Desk

Re:	Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
WRL Freedom Equity Protector (File No. 33-31140)

Filer CIK No.: 0000778209

Dear Sir or Madam:

Pursuant to Rule 497(d) on behalf of the above-referenced Registrant, attached for electronic filing via EDGAR is a Supplement dated May 5, 2005 to the Registrant’s Prospectus dated May 1, 2005.

Please do not hesitate to contact me if you have any questions or concerns regarding this filing. I can be reached at (727) 299-1747.

Sincerely,

/s/ PRISCILLA I. HECHLER
Priscilla I. Hechler
Assistant Vice President and Assistant Secretary

Attachment

cc:	Art Woods, Esq.
Mary Jane Wilson-Bilik, Esq.
Kim Estrada